Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Details of Income Taxes as Reported

Year Ended December 31, 2022	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Federal:
Current	$113.1	$29.0	$98.0	$(61.0)	$43.4	$(27.0)	$(3.3)	$(32.3)
Deferred	(88.8)	41.4	46.0	86.6	(51.3)	73.3	(50.5)	13.4
Total Federal	24.3	70.4	144.0	25.6	(7.9)	46.3	(53.8)	(18.9)

State and Local:
Current	26.6	2.2	8.8	(0.4)	10.9	(0.3)	—	(1.8)
Deferred	(45.5)	—	16.3	(7.0)	1.2	(1.8)	4.6	(4.5)
Total State and Local	(18.9)	2.2	25.1	(7.4)	12.1	(2.1)	4.6	(6.3)

Income Tax Expense (Benefit)	$5.4	$72.6	$169.1	$18.2	$4.2	$44.2	$(49.2)	$(25.2)

Year Ended December 31, 2021	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Federal:
Current	$(27.8)	$(1.2)	$69.8	$5.0	$26.9	$6.8	$(109.6)	$(16.7)
Deferred	182.6	40.5	54.1	14.9	(35.5)	25.2	105.6	26.2
Total Federal	154.8	39.3	123.9	19.9	(8.6)	32.0	(4.0)	9.5

State and Local:
Current	6.0	3.0	5.8	2.2	(0.6)	(3.1)	—	0.4
Deferred	(45.3)	0.8	14.4	—	(1.4)	5.5	8.1	(10.5)
Total State and Local	(39.3)	3.8	20.2	2.2	(2.0)	2.4	8.1	(10.1)

Income Tax Expense (Benefit)	$115.5	$43.1	$144.1	$22.1	$(10.6)	$34.4	$4.1	$(0.6)

Year Ended December 31, 2020	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Federal:
Current	$(138.2)	$5.2	$22.2	$21.4	$11.3	$(26.6)	$(11.4)	$(13.6)
Deferred	146.9	(15.4)	65.4	(27.1)	(20.6)	74.0	8.3	19.6
Total Federal	8.7	(10.2)	87.6	(5.7)	(9.3)	47.4	(3.1)	6.0

State and Local:
Current	(16.7)	(0.1)	2.8	9.3	1.9	(5.4)	0.1	(8.2)
Deferred	48.5	(0.9)	16.3	0.7	(0.1)	3.2	8.2	11.6
Total State and Local	31.8	(1.0)	19.1	10.0	1.8	(2.2)	8.3	3.4

Income Tax Expense (Benefit)	$40.5	$(11.2)	$106.7	$4.3	$(7.5)	$45.2	$5.2	$9.4

Reconciliation of Federal Statutory Tax Rate to Reported Tax Rate

AEP	Years Ended December 31,
	2022	2021	2020
	(in millions)
Net Income	$2,305.6	$2,488.1	$2,196.7
Less: Equity Earnings – Dolet Hills	(1.4)	(3.4)	(2.9)
Income Tax Expense	5.4	115.5	40.5
Pretax Income	$2,309.6	$2,600.2	$2,234.3

Income Taxes on Pretax Income at Statutory Rate (21%)	$485.0	$546.0	$469.2
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Reversal of Origination Flow-Through	17.1	25.9	26.5
Permanent - Miscellaneous	11.5	(1.3)	(9.7)
Investment Tax Credit Amortization	(14.3)	(22.0)	(18.8)
Production Tax Credits	(197.1)	(98.8)	(83.1)
State and Local Income Taxes, Net	(14.0)	39.4	25.1
Removal Costs	(26.5)	(20.0)	(18.6)
AFUDC	(29.3)	(30.6)	(32.5)
Tax Adjustments (a)	—	(55.1)	—
Tax Reform Excess ADIT Reversal	(214.5)	(255.6)	(268.2)
Federal Return to Provision	(17.4)	(1.6)	(2.6)
CARES Act	—	—	(48.0)
Other	4.9	(10.8)	1.2
Income Tax Expense	$5.4	$115.5	$40.5

Effective Income Tax Rate	0.2%	4.4%	1.8%

(a)2021 amount represents an out of period adjustment related to Deferred Income Taxes and Income Tax Expense (Benefit). Management concluded the misstatement and subsequent correction was not material to the 2021 or prior period financial statements.

AEP Texas	Years Ended December 31,
	2022	2021	2020
	(in millions)
Net Income	$307.9	$289.8	$241.0
Income Tax Expense (Benefit)	72.6	43.1	(11.2)
Pretax Income	$380.5	$332.9	$229.8

Income Taxes on Pretax Income at Statutory Rate (21%)	$79.9	$69.9	$48.3
Increase (Decrease) in Income Taxes Resulting from the Following Items:
State and Local Income Taxes, Net	1.7	2.4	(0.8)
AFUDC	(4.1)	(4.5)	(4.1)
Parent Company Loss Benefit	—	(3.2)	(4.5)
Tax Reform Excess ADIT Reversal	(5.5)	(21.3)	(47.9)
Other	0.6	(0.2)	(2.2)
Income Tax Expense (Benefit)	$72.6	$43.1	$(11.2)

Effective Income Tax Rate	19.1%	12.9%	(4.9)%

AEPTCo	Years Ended December 31,
	2022	2021	2020
	(in millions)
Net Income	$594.2	$591.7	$423.4
Income Tax Expense	169.1	144.1	106.7
Pretax Income	$763.3	$735.8	$530.1

Income Taxes on Pretax Income at Statutory Rate (21%)	$160.3	$154.5	$111.3
Increase (Decrease) in Income Taxes Resulting from the Following Items:
State and Local Income Taxes, Net	19.8	19.8	15.1
AFUDC	(14.8)	(14.1)	(15.5)
Parent Company Loss Benefit	—	(18.3)	(7.0)
Other	3.8	2.2	2.8
Income Tax Expense	$169.1	$144.1	$106.7

Effective Income Tax Rate	22.2%	19.6%	20.1%

APCo	Years Ended December 31,
	2022	2021	2020
	(in millions)
Net Income	$394.2	$348.9	$369.7
Income Tax Expense	18.2	22.1	4.3
Pretax Income	$412.4	$371.0	$374.0

Income Taxes on Pretax Income at Statutory Rate (21%)	$86.6	$77.9	$78.5
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Reversal of Origination Flow-Through	4.7	11.7	12.7
State and Local Income Taxes, Net	(5.9)	2.1	7.9
Removal Costs	(9.8)	(7.3)	(5.7)
AFUDC	(3.7)	(4.6)	(4.5)
Parent Company Loss Benefit	—	—	(6.2)
Tax Adjustments (a)	—	4.5	—
Tax Reform Excess ADIT Reversal	(50.9)	(60.5)	(72.3)
Federal Return to Provision	(2.8)	(1.6)	(7.2)
Other	—	(0.1)	1.1
Income Tax Expense	$18.2	$22.1	$4.3

Effective Income Tax Rate	4.4%	6.0%	1.1%

(a)2021 amount represents an out of period adjustment related to Deferred Income Taxes and Income Tax Expense (Benefit). Management concluded the misstatement and subsequent correction was not material to the 2021 or prior period financial statements.

I&M	Years Ended December 31,
	2022	2021	2020
	(in millions)
Net Income	$324.7	$279.8	$284.8
Income Tax Expense (Benefit)	4.2	(10.6)	(7.5)
Pretax Income	$328.9	$269.2	$277.3

Income Taxes on Pretax Income at Statutory Rate (21%)	$69.1	$56.5	$58.2
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Reversal of Origination Flow-Through	2.9	3.5	1.6
Investment Tax Credit Amortization	(3.1)	(6.4)	(4.5)
State and Local Income Taxes, Net	9.6	(1.3)	1.5
Removal Costs	(12.4)	(9.7)	(10.5)
AFUDC	(2.1)	(2.7)	(2.4)
Parent Company Loss Benefit	—	(2.8)	(6.4)
Tax Reform Excess ADIT Reversal	(54.0)	(46.3)	(46.8)
Federal Return to Provision	(6.2)	(0.6)	1.8
Other	0.4	(0.8)	—
Income Tax Expense (Benefit)	$4.2	$(10.6)	$(7.5)

Effective Income Tax Rate	1.3%	(3.9)%	(2.7)%

OPCo	Years Ended December 31,
	2022	2021	2020
	(in millions)
Net Income	$287.8	$253.6	$271.4
Equity Earnings of Unconsolidated Subsidiaries	(0.6)	—	—
Income Tax Expense	44.2	34.4	45.2
Pretax Income	$331.4	$288.0	$316.6

Income Taxes on Pretax Income at Statutory Rate (21%)	$69.6	$60.5	$66.5
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Reversal of Origination Flow-Through	3.0	2.2	3.7
State and Local Income Taxes, Net	(1.6)	—	(1.7)
AFUDC	(2.9)	(2.3)	(2.6)
Tax Adjustments (a)	—	8.9	—
Tax Reform Excess ADIT Reversal	(27.5)	(32.6)	(27.2)
Federal Return to Provision	3.5	(1.2)	6.5
Other	0.1	(1.1)	—
Income Tax Expense	$44.2	$34.4	$45.2

Effective Income Tax Rate	13.3%	11.9%	14.3%

(a)2021 amount represents an out of period adjustment related to Deferred Income Taxes and Income Tax Expense (Benefit). Management concluded the misstatement and subsequent correction was not material to the 2021 or prior period financial statements.

PSO	Years Ended December 31,
	2022	2021	2020
	(in millions)
Net Income	$167.6	$141.1	$123.0
Income Tax Expense (Benefit)	(49.2)	4.1	5.2
Pretax Income	$118.4	$145.2	$128.2

Income Taxes on Pretax Income at Statutory Rate (21%)	$24.9	$30.5	$26.9
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Investment Tax Credit Amortization	(1.6)	(1.8)	(2.1)
Production Tax Credits	(47.7)	(6.0)	—
State and Local Income Taxes, Net	4.3	6.4	6.5
Parent Company Loss Benefit	—	—	(0.2)
Tax Reform Excess ADIT Reversal	(25.4)	(25.4)	(25.5)
Federal Return to Provision	(3.7)	0.7	(0.5)
Other	—	(0.3)	0.1
Income Tax Expense (Benefit)	$(49.2)	$4.1	$5.2

Effective Income Tax Rate	(41.6)%	2.8%	4.1%

SWEPCo	Years Ended December 31,
	2022	2021	2020
	(in millions)
Net Income	$294.3	$242.1	$183.7
Less: Equity Earnings – Dolet Hills	(1.4)	(3.4)	(2.9)
Income Tax Expense (Benefit)	(25.2)	(0.6)	9.4
Pretax Income	$267.7	$238.1	$190.2

Income Taxes on Pretax Income at Statutory Rate (21%)	$56.2	$50.0	$39.9
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Reversal of Origination Flow-Through	2.3	1.8	1.9
Depletion	(4.0)	(2.7)	(3.4)
Production Tax Credits	(57.1)	(7.2)	—
State and Local Income Taxes, Net	(4.9)	(8.0)	2.7
Parent Company Loss Benefit	—	—	(5.6)
Tax Reform Excess ADIT Reversal	(14.8)	(31.1)	(21.9)
Other	(2.9)	(3.4)	(4.2)
Income Tax Expense (Benefit)	$(25.2)	$(0.6)	$9.4

Effective Income Tax Rate	(9.4)%	(0.3)%	4.9%

Reconciliation of Significant Temporary Differences

AEP	December 31,
	2022	2021
	(in millions) (as adjusted)
Deferred Tax Assets	$3,567.4	$3,347.1
Deferred Tax Liabilities	(12,464.3)	(11,991.2)
Net Deferred Tax Liabilities	$(8,896.9)	$(8,644.1)

Property Related Temporary Differences	$(7,788.1)	$(7,346.4)
Amounts Due to Customers for Future Income Taxes	962.7	1,086.6
Deferred State Income Taxes	(1,049.3)	(1,211.8)
Securitized Assets	(98.9)	(128.8)
Regulatory Assets	(865.2)	(746.6)
Accrued Nuclear Decommissioning	(632.7)	(743.2)
Net Operating Loss Carryforward	132.4	303.2
Tax Credit Carryforward	612.0	440.1
Operating Lease Liability	142.9	116.3
Investment in Partnership	(338.9)	(392.1)
Valuation Allowance	(28.2)	(25.0)
Deferred Revenues	7.1	8.8
Postretirement Benefits	2.5	(46.2)
All Other, Net	44.8	41.0
Net Deferred Tax Liabilities	$(8,896.9)	$(8,644.1)

AEP Texas	December 31,
	2022	2021
	(in millions)
Deferred Tax Assets	$177.0	$173.8
Deferred Tax Liabilities	(1,321.2)	(1,262.7)
Net Deferred Tax Liabilities	$(1,144.2)	$(1,088.9)

Property Related Temporary Differences	$(1,130.7)	$(1,060.2)
Amounts Due to Customers for Future Income Taxes	111.0	110.0
Deferred State Income Taxes	(36.6)	(32.2)
Securitized Transition Assets	(65.0)	(84.4)
Regulatory Assets	(48.9)	(45.1)
Operating Lease Liability	20.3	15.8
All Other, Net	5.7	7.2
Net Deferred Tax Liabilities	$(1,144.2)	$(1,088.9)

AEPTCo	December 31,
	2022	2021
	(in millions) (as adjusted)
Deferred Tax Assets	$165.0	$161.2
Deferred Tax Liabilities	(1,221.5)	(1,139.5)
Net Deferred Tax Liabilities	$(1,056.5)	$(978.3)

Property Related Temporary Differences	$(1,081.5)	$(1,012.4)
Amounts Due to Customers for Future Income Taxes	118.5	120.1
Deferred State Income Taxes	(108.1)	(97.0)
Regulatory Assets	(1.1)	(1.3)
Net Operating Loss Carryforward	5.5	8.1
Tax Credit Carryforward	0.2	0.1
Operating Lease Liability	0.3	0.1
Valuation Allowance	(0.1)	(0.1)
All Other, Net	9.8	4.1
Net Deferred Tax Liabilities	$(1,056.5)	$(978.3)

APCo	December 31,
	2022	2021
	(in millions)
Deferred Tax Assets	$510.3	$495.1
Deferred Tax Liabilities	(2,502.5)	(2,299.8)
Net Deferred Tax Liabilities	$(1,992.2)	$(1,804.7)

Property Related Temporary Differences	$(1,509.8)	$(1,476.5)
Amounts Due to Customers for Future Income Taxes	163.0	182.1
Deferred State Income Taxes	(318.5)	(288.8)
Securitized Assets	(33.9)	(39.3)
Regulatory Assets	(301.2)	(177.0)
Operating Lease Liability	15.6	14.2
All Other, Net	(7.4)	(19.4)
Net Deferred Tax Liabilities	$(1,992.2)	$(1,804.7)

I&M	December 31,
	2022	2021
	(in millions)
Deferred Tax Assets	$933.7	$1,072.2
Deferred Tax Liabilities	(2,090.7)	(2,172.4)
Net Deferred Tax Liabilities	$(1,157.0)	$(1,100.2)

Property Related Temporary Differences	$(398.0)	$(286.2)
Amounts Due to Customers for Future Income Taxes	114.3	135.5
Deferred State Income Taxes	(227.0)	(222.0)
Regulatory Assets	(29.5)	(23.6)
Accrued Nuclear Decommissioning	(632.7)	(743.2)
Operating Lease Liability	13.6	13.5
All Other, Net	2.3	25.8
Net Deferred Tax Liabilities	$(1,157.0)	$(1,100.2)

OPCo	December 31,
	2022	2021
	(in millions)
Deferred Tax Assets	$218.8	$204.4
Deferred Tax Liabilities	(1,319.9)	(1,205.3)
Net Deferred Tax Liabilities	$(1,101.1)	$(1,000.9)

Property Related Temporary Differences	$(1,133.8)	$(1,042.0)
Amounts Due to Customers for Future Income Taxes	112.6	117.7
Deferred State Income Taxes	(59.6)	(58.8)
Regulatory Assets	(57.6)	(39.8)
Operating Lease Liability	15.5	17.2
All Other, Net	21.8	4.8
Net Deferred Tax Liabilities	$(1,101.1)	$(1,000.9)

PSO	December 31,
	2022	2021
	(in millions)
Deferred Tax Assets	$225.0	$170.0
Deferred Tax Liabilities	(1,013.6)	(952.3)
Net Deferred Tax Liabilities	$(788.6)	$(782.3)

Property Related Temporary Differences	$(763.3)	$(708.6)
Amounts Due to Customers for Future Income Taxes	96.0	111.5
Deferred State Income Taxes	(81.9)	(83.2)
Regulatory Assets	(140.2)	(228.0)
Net Operating Loss Carryforward	25.8	111.4
Tax Credit Carryforward	54.3	6.6
All Other, Net	20.7	8.0
Net Deferred Tax Liabilities	$(788.6)	$(782.3)

SWEPCo	December 31,
	2022	2021
	(in millions)
Deferred Tax Assets	$374.9	$336.4
Deferred Tax Liabilities	(1,464.6)	(1,424.0)
Net Deferred Tax Liabilities	$(1,089.7)	$(1,087.6)

Property Related Temporary Differences	$(1,053.8)	$(989.6)
Amounts Due to Customers for Future Income Taxes	146.2	154.8
Deferred State Income Taxes	(208.7)	(234.9)
Regulatory Assets	(114.1)	(101.4)
Net Operating Loss Carryforward	42.7	67.4
Tax Credit Carryforward	66.0	8.5
All Other, Net	32.0	7.6
Net Deferred Tax Liabilities	$(1,089.7)	$(1,087.6)

State Net Income Tax Operating Loss Carryforwards

		State Net Income
		Tax Operating Loss	Years of
Company	State/Municipality	Carryforward	Expiration
		(in millions)
AEP	Arkansas	$224.4	2023	-	2032
AEP	Colorado	82.6	NA
AEP	Illinois	52.4	2031	-	2041
AEP	Kentucky	231.3	2030	-	2037
AEP	Louisiana	586.8	NA
AEP	Michigan	58.7	2029	-	2031
AEP	New Jersey	13.7	2036	-	2040
AEP	New Mexico	22.9	NA
AEP	Ohio Municipal	1,257.7	2023	-	2027
AEP	Oklahoma	943.3	2037	-	2037
AEP	Pennsylvania	64.4	2030	-	2042
AEP	Tennessee	77.7	2030	-	2037
AEP	Virginia	11.2	2030	-	2037
AEP	West Virginia	12.3	2029	-	2037
AEPTCo	Oklahoma	33.0	2037	-	2037
OPCo	Ohio Municipal	190.1	2024	-	2027
PSO	Oklahoma	899.6	2037	-	2037
SWEPCo	Arkansas	224.2	2023	-	2032
SWEPCo	Louisiana	577.2	NA

Summary of Tax Credit Carryforwards

	Total Federal	Total State
	Tax Credit	Tax Credit
Company	Carryforward	Carryforward
	(in millions)
AEP	$612.0	$39.2
AEP Texas	1.5	—
AEPTCo	0.2	—
APCo	2.0	—
I&M	11.4	—
OPCo	1.0	—
PSO	54.3	39.2
SWEPCo	66.0	—

Reconciliation of Beginning and Ending Unrecognized Tax Benefits

	AEP
	2022	2021	2020
	(in millions)
Balance as of January 1,	$14.3	$13.2	$24.1
Increase – Tax Positions Taken During a Prior Period	5.1	1.2	0.6
Decrease – Tax Positions Taken During a Prior Period	—	(3.2)	(14.5)
Increase – Tax Positions Taken During the Current Year	3.8	3.1	3.0
Decrease – Tax Positions Taken During the Current Year	—	—	—
Decrease – Settlements with Taxing Authorities	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	—	—	—
Balance as of December 31,	$23.2	$14.3	$13.2

	OPCo
	2022	2021	2020
	(in millions)
Balance as of January 1,	$—	$3.2	$8.4
Increase – Tax Positions Taken During a Prior Period	5.1	—	—
Decrease – Tax Positions Taken During a Prior Period	—	(3.2)	(5.2)
Increase – Tax Positions Taken During the Current Year	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—
Decrease – Settlements with Taxing Authorities	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	—	—	—
Balance as of December 31,	$5.1	$—	$3.2